Subordinated borrowings and borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,918	€ 2,356
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,487	763
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,431	€ 1,593